RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in the years ended December 31, 2014, 2013 and 2012 is as follows:

(in thousands of $)	2014	2013	2012
ICB Shipping (Bermuda) Ltd	2,315	2,315	2,315
Frontline Management (Bermuda) Ltd	2,962	154	—
The Former Golden Ocean	1,034	408	533
Seateam Management Pte Ltd	562	228	208

Net amounts charged by related parties comprise of general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

While comparatives have been given for the years ended December 31, 2013 and 2012 in the table above and as of December 31, 2013 in the tables below, it should be noted that these companies were not considered to be related parties in 2013 and 2012.

A summary of balances due from related parties for the years ended December 31, 2014 and 2013 is as follows:

(in thousands of $)	2014	2013
Frontline 2012 Ltd	38	—
Seateam Management Pte Ltd	411	108
Frontline Management (Bermuda) Ltd	—	9
Frontline Ltd	—	11
	449	128

A summary of balances due to related parties for the years ended December 31, 2014 and 2013 is as follows:

(in thousands of $)	2014	2013
The Former Golden Ocean	356	158
Frontline Management (Bermuda) Ltd	1,558	—
ICB Shipping (Bermuda) Ltd	579	—
Frontline Ltd	62	—
	2,555	158